Share-Based Payments - Stock Option Activity (Detail) (Stock Options [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, shares	429,553
Granted, shares	57,919
Exercised, shares	(37,160)
Forfeited, shares	(6,881)
Canceled, shares	(60,476)
Outstanding, end of period, shares	382,955
Vested and expected to vest, end of period, shares	375,102	[1]
Exercisable, end of period, shares	225,829
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period, weighted-average exercise price per share	$ 25.31
Granted, weighted-average exercise price per share	$ 21.04
Exercised, weighted-average exercise price per share	$ 15.98
Forfeited, weighted-average exercise price per share	$ 19.12
Canceled, weighted-average exercise price per share	$ 35.96
Outstanding, end of period, weighted-average exercise price per share	$ 24.00
Vested and expected to vest, end of period, weighted-average exercise price per share	$ 24.10	[1]
Exercisable, end of period, weighted-average exercise price per share	$ 27.32
Outstanding, end of period, weighted-average remaining contractual term	5 years
Vested and expected to vest, end of period, weighted-average remaining contractual term	4 years 10 months 24 days	[1]
Exercisable, end of period, weighted-average remaining contractual term	2 years 9 months 18 days
Outstanding, end of period, aggregate intrinsic value	$ 1,230	[2]
Vested and expected to vest, end of period, aggregate intrinsic value	1,183	[1],[2]
Exercisable, end of period, aggregate intrinsic value	$ 308	[2]

[1]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[2]	Market price of underlying Pfizer common stock less exercise price.